Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common Stock
Stock issuance costs	$ 5,724	$ 16,312
Stock issuance costs, tax	$ 1,541